Provisions - Summary of Expected Term to Settle Obligations (Detail) - ARS ($) $ in Thousands		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Disclosure of other provisions [line items]
Provisions		$ 2,788,132		$ 3,221,012		$ 3,853,234
For administrative, disciplinary and criminal penalties [member]
Disclosure of other provisions [line items]
Provisions		500		972		2,112
Letter of credits, guarantee and other commitments [member]
Disclosure of other provisions [line items]
Provisions	[1]	771,821		687,783		68,213
Commercial claims [member]
Disclosure of other provisions [line items]
Provisions		494,610	[2]	618,540	[2]	2,026,171
Legal proceedings provision [member]
Disclosure of other provisions [line items]
Provisions		266,366		419,573		669,642
Pension funds—reimbursement
Disclosure of other provisions [line items]
Provisions		518,490		206,987		261,241
Miscellaneous other provisions [member]
Disclosure of other provisions [line items]
Provisions		736,345		$ 1,287,157		$ 825,855
Current [member]
Disclosure of other provisions [line items]
Provisions		1,479,229
Current [member] | Letter of credits, guarantee and other commitments [member]
Disclosure of other provisions [line items]
Provisions	[1]	771,821
Current [member] | Commercial claims [member]
Disclosure of other provisions [line items]
Provisions	[2]	170,878
Current [member] | Legal proceedings provision [member]
Disclosure of other provisions [line items]
Provisions		220,529
Current [member] | Pension funds—reimbursement
Disclosure of other provisions [line items]
Provisions		303,631
Current [member] | Miscellaneous other provisions [member]
Disclosure of other provisions [line items]
Provisions		12,370
Later than one year [member]
Disclosure of other provisions [line items]
Provisions		1,308,903
Later than one year [member] | For administrative, disciplinary and criminal penalties [member]
Disclosure of other provisions [line items]
Provisions		500
Later than one year [member] | Commercial claims [member]
Disclosure of other provisions [line items]
Provisions	[2]	323,732
Later than one year [member] | Legal proceedings provision [member]
Disclosure of other provisions [line items]
Provisions		45,837
Later than one year [member] | Pension funds—reimbursement
Disclosure of other provisions [line items]
Provisions		214,859
Later than one year [member] | Miscellaneous other provisions [member]
Disclosure of other provisions [line items]
Provisions		$ 723,975

[1]	These amounts correspond to the ECL calculated for contingent transactions, which are mentioned in note 4.
[2]	See also note 50.2.